Statement to Securityholder
Ally Auto Receivables Trust 2010-3

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2010-3
	Asset Type:	Consumer Retail
2. Factor Summary
3. Interest Summary	Closing Date:	8/18/2010
4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-3
5. Collateral Summary	Collection Period, Begin:	11/1/2010
	Collection Period, End:	11/30/2010
6. Charge-Off and Delinquency Rates	Determination Date:	12/10/2010
	Distribution Date:	12/15/2010
7. Credit Instruments	ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder
Ally Auto Receivables Trust 2010-3

1. Distribution Summary

							Total	Principal	Interest	Ending Note
		Initial Note	Beginning Note		Principal	Interest	Distribution	Carryover	Carryover	Principal Balance
Class	CUSIP	Principal Balance	Principal Balance	Note Rate	Distribution	Distribution	(3)+(4)=(5)	Shortfall	Shortfall	(1)-(3)-(6)=(8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005MAA0	219,000,000.00	81,232,245.51	0.40258000	27,197,970.45	27,252.06	27,225,222.51	0.00	0.00	54,034,275.06
A-2	02005MAB8	397,000,000.00	397,000,000.00	0.35344000	0.00	116,929.73	116,929.73	0.00	0.00	397,000,000.00
A-3	02005MAC6	262,000,000.00	262,000,000.00	1.11000000	0.00	242,350.00	242,350.00	0.00	0.00	262,000,000.00
A-4	02005MAE2	162,740,000.00	162,740,000.00	1.55000000	0.00	210,205.83	210,205.83	0.00	0.00	162,740,000.00
B	02005MAG7	27,120,000.00	27,120,000.00	2.29000000	0.00	51,754.00	51,754.00	0.00	0.00	27,120,000.00
C	02005MAH5	22,600,000.00	22,600,000.00	2.69000000	0.00	50,661.67	50,661.67	0.00	0.00	22,600,000.00
Deal Totals		1,090,460,000.00	952,692,245.51		27,197,970.45	699,153.29	27,897,123.74	0.00	0.00	925,494,275.06

Statement to Securityholder
Ally Auto Receivables Trust 2010-3

2.  Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Distribution Factor	Factor	Factor	Shortfall Factor	Factor
A-1	370.92349548	124.19164589	0.12443865	124.31608454	0.00000000	246.73184959
A-2	1,000.00000000	0.00000000	0.29453332	0.29453332	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	0.92500000	0.92500000	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.29166665	1.29166665	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.90833333	1.90833333	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.24166681	2.24166681	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	873.66088211
Ending Aggregate Note Pool Factor:	848.71914152

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder
Ally Auto Receivables Trust 2010-3

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note	Interest	Interest	Accrual	Applicable	Margin	Fixed	Note Rate	Target Interest
	Principal Balance	Accrual	Accrual	Methodology	Index				Distribution
		Period, Start	Period, End
A-1	81,232,245.51	11/15/2010	12/15/2010	Actual/360	N/A	N/A	0.40258000	0.40258000	27,252.06
A-2	397,000,000.00	11/15/2010	12/15/2010	Actual/360	0.25344000	0.10000000	N/A	0.35344000	116,929.73
A-3	262,000,000.00	11/15/2010	12/15/2010	30/360	N/A	N/A	1.11000000	1.11000000	242,350.00
A-4	162,740,000.00	11/15/2010	12/15/2010	30/360	N/A	N/A	1.55000000	1.55000000	210,205.83
B	27,120,000.00	11/15/2010	12/15/2010	30/360	N/A	N/A	2.29000000	2.29000000	51,754.00
C	22,600,000.00	11/15/2010	12/15/2010	30/360	N/A	N/A	2.69000000	2.69000000	50,661.67

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest	Target Interest	Interest Shortfall Amount	Actual Interest	Remaining Unpaid Interest
	Carryover Shortfall	Distribution	Allocated/(Repaid)	Distribution	Carryover Shortfall
				(2) - (3) = (4)	(1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	27,252.06	0.00	27,252.06	0.00
A-2	0.00	116,929.73	0.00	116,929.73	0.00
A-3	0.00	242,350.00	0.00	242,350.00	0.00
A-4	0.00	210,205.83	0.00	210,205.83	0.00
B	0.00	51,754.00	0.00	51,754.00	0.00
C	0.00	50,661.67	0.00	50,661.67	0.00
Deal Totals	0.00	699,153.29	0.00	699,153.29	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2010-3

4. Collections and Distributions

Collections
Receipts During the Period	32,440,288.82
Administrative Purchase Payments	28,577.70
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	333,852.39
Other Fees or Expenses Paid	0.00
Total Collections	32,802,718.91

Beginning Reserve Account Balance	11,300,142.82
Net Amount due from Swap Counterparty	0.00
Total Available Amount	44,102,861.73

Distributions
Total Available Amount	44,102,861.73
Basic Servicing Fee	886,234.02
Net Amount due to Swap Counterparty	79,916.10
Aggregate Class A Interest Distributable Amount	596,737.62
Senior Swap Termination Payment	0.00
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	51,754.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	50,661.67
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	11,300,142.82
Noteholders' Regular Principal Distributable Amount	27,197,970.45
Subordinate Swap Termination Payment	0.00
Excess Total Available Amount to the Certificateholders	3,939,445.05

Other Fees or Expenses Accrued	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2010-3

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	47,859	44,916	44,383
Deal Totals	Aggregate Receivables Principal Balance	1,130,014,281.54	1,003,542,888.18	976,344,917.73
	Aggregate Amount Financed	1,200,014,837.63	1,063,480,819.60	1,033,882,594.38

There have been no receivables with respect to which material breaches of pool asset representations or warranties on transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average Original	Average	Average	Average Life	Average Life	Average Life
	Coupon	Coupon	Coupon	Maturity	Original	Original
Deal Totals	3.83000000	3.77002249	3.76501212	63.87	63.92	63.92	60.21	56.39	55.42

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.51%	1.39%	1.23%	0.98%	1.01%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder
Ally Auto Receivables Trust 2010-3

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	1,048,681,706.99	103,997.77	0.1190%	44,383	12	0.0270%
Preceding	1,078,332,730.08	32,235.43	0.0359%	44,916	11	0.0245%
Next Preceding	1,109,748,054.83	62,672.04	0.0678%	45,487	10	0.0220%
Three Month Average			0.0742%			0.0245%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,200,014,837.63	222,910.71	0.0186%	31 - 60 days	78	1,975,991.73
The information contained in this report is defined or determined in a manner consistent with the prospectus				61 - 90 days	10	270,302.91
for Ally Auto Receivables Trust 2010-3 related to delinquencies, charge offs and uncollectible accounts.				> 90 days	2	66,763.92

There have been no material changes in determining delinquencies, charge-offs and uncollectible amounts.

				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	49	1,019,142.07
1. Prior Period Bankruptcies reflect currently active accounts.				Current Period	30	663,082.88
2. Bankruptcy Inventory Charged Off includes both bankruptcies				Inventory Charged Off[2]	6	118,092.62
returned to active status and charge offs on prior period BK's				Ending Inventory	73	1,564,132.33

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash
				Draws	Releases		Reserve Amount
Cash Reserve	11,300,142.82	11,300,142.82	0.00	0.00	0.00	11,300,142.82	11,300,142.82

B. Swap Agreements

		Amount Due to Swap	Amount Due from Swap	Net Amount Due to/(from)
Swap	Provider	Counterparty	Counterparty	Swap Counterparty
Class A-2 Swap	The Royal Bank of Scotland plc	196,845.83	116,929.73	79,916.10

Statement to Securityholder
Ally Auto Receivables Trust 2010-3

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	39,554,281.54
Current Overcollateralization	50,850,642.67
Overcollateralization Target	50,850,642.67

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2010-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2010-3 will perform in the future.